Accounts payables and accrued liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of the following:

	2018	2017
	$	$
Trade payables	28,012	25,098
Accrued liabilities	45,992	16,506
Employee benefits (note 20)	17,487	11,272
Other payables	18,065	5,347
Total	109,556	58,223